INCOME TAXES (Details Narrative) - USD ($)	11 Months Ended
	Dec. 31, 2015	Jan. 31, 2015
Income Taxes Details Narrative
Operating loss carry - forwards, Net	$ 2,384,996	$ 2,020,919
Expiry date	2025